Employee Benefit and Related Expenses	12 Months Ended
Dec. 31, 2017
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Employee Benefit and Related Expenses
5	EMPLOYEE BENEFIT AND RELATED EXPENSES

	2017	2016	2015
	Million	Million	Million

Salaries, wages, labor service expenses and other benefits	74,427	69,546	67,622
Retirement costs: contributions to defined contribution retirement plans	11,086	9,917	7,183

	85,513	79,463	74,805